FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations £ in Millions	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers	£ 498,843	£ 494,988
Debt securities	87,397	97,689
Financial assets at fair value through profit or loss	171,626	160,189
Asset-backed securities	27,401	24,330
Fair value assets	29,613	26,369
Level 3 financial assets carried at fair value	248,385	234,467
Financial liabilities at fair value through profit or loss	22,646	21,486
Derivative financial instruments	27,313	25,779
Level 3 financial liabilities carried at fair value	49,959	47,265
Financial liabilities at fair value through profit or loss | Favourable changes
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Financial liabilities at fair value through profit or loss	1	1
Financial liabilities at fair value through profit or loss | Unfavourable changes
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Financial liabilities at fair value through profit or loss	£ (1)	£ (1)
Financial liabilities at fair value through profit or loss | Interest rate spreads | Minimum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, liabilities	(0.0050)	(0.0050)
Financial liabilities at fair value through profit or loss | Interest rate spreads | Maximum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, liabilities	0.0050	0.0050
Derivative liabilities | Interest rate volatility | Minimum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, liabilities	0.13	0.14
Derivative liabilities | Interest rate volatility | Maximum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, liabilities	1.28	1.15
Financial assets at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers	£ 24,009	£ 21,076
Financial assets at fair value through profit or loss	191,169	183,006
Financial assets at fair value through profit or loss | Favourable changes
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers	528	401
Financial assets at fair value through profit or loss | Favourable changes | Underlying asset including property prices
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	91	89
Financial assets at fair value through profit or loss | Unfavourable changes
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers	(651)	(384)
Financial assets at fair value through profit or loss | Unfavourable changes | Underlying asset including property prices
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	£ (121)	£ (113)
Financial assets at fair value through profit or loss | Interest rate spreads | Minimum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, assets	(0.0050)	0.0047
Financial assets at fair value through profit or loss | Interest rate spreads | Maximum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, assets	0.0215	0.0108
Financial assets at fair value through profit or loss | Credit spreads | Minimum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, assets		0.0001
Financial assets at fair value through profit or loss | Credit spreads | Maximum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, assets	0.05	0.0002
Financial assets at fair value through profit or loss | Credit spreads | Favourable changes | Discounted cash flows
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Debt securities	£ 10	£ 1
Financial assets at fair value through profit or loss | Credit spreads | Unfavourable changes | Discounted cash flows
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Debt securities	£ (10)	£ (1)
Financial assets at fair value through profit or loss | Earnings multiple | Minimum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, assets, multiple	1.0	1.5
Financial assets at fair value through profit or loss | Earnings multiple | Maximum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, assets, multiple	15.2	15.4
Financial assets at fair value through profit or loss | Earnings multiple | Favourable changes | Market approach
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	£ 72	£ 89
Financial assets at fair value through profit or loss | Earnings multiple | Unfavourable changes | Market approach
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	(72)	(89)
Financial assets at fair value through other comprehensive income | Favourable changes | Underlying asset including property prices
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	6	7
Financial assets at fair value through other comprehensive income | Unfavourable changes | Underlying asset including property prices
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	(6)	£ (6)
Derivative assets | Interest rate volatility | Minimum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, assets		0.14
Derivative assets | Interest rate volatility | Maximum
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Significant unobservable input, assets		1.15
Derivative assets | Interest rate volatility | Favourable changes | Option pricing model
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	8	£ 5
Derivative assets | Interest rate volatility | Unfavourable changes | Option pricing model
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	(6)	(6)
Level 3
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers	439,612	441,204
Debt securities	0	0
Fair value assets	981	863
Financial liabilities at fair value through profit or loss	45	48
Derivative financial instruments	1,374	1,367
Level 3 | Financial assets at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers	11,501	10,912
Financial assets at fair value through profit or loss	15,046	14,908
Discounted cash flows | Financial assets at fair value through profit or loss | Favourable changes | Broker quotes | Underlying asset including property prices
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Unlisted equities, debt securities and property partnerships in the life funds	6	19
Discounted cash flows | Financial assets at fair value through profit or loss | Unfavourable changes | Broker quotes | Underlying asset including property prices
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Unlisted equities, debt securities and property partnerships in the life funds	(34)	(41)
Lead manager or broker quote/consensus pricing | Financial assets at fair value through other comprehensive income | Favourable changes | Broker quotes | Lead manager or broker quote/consensus pricing
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Asset-backed securities	6	6
Lead manager or broker quote/consensus pricing | Financial assets at fair value through other comprehensive income | Unfavourable changes | Broker quotes | Lead manager or broker quote/consensus pricing
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Asset-backed securities	(6)	(6)
Cost or valuation: | Financial liabilities at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Financial liabilities at fair value through profit or loss	45	48
Cost or valuation: | Derivative liabilities
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Derivative financial instruments	1,374	1,367
Cost or valuation: | Derivative liabilities | Interest rate volatility | Option pricing model
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	1,374	1,367
Cost or valuation: | Derivative liabilities | Interest rate volatility | Favourable changes | Option pricing model
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	0	0
Cost or valuation: | Derivative liabilities | Interest rate volatility | Unfavourable changes | Option pricing model
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	0	0
Cost or valuation: | Financial assets at fair value through profit or loss
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Loans and advances to customers	11,501	10,912
Financial assets at fair value through profit or loss	15,046	14,908
Cost or valuation: | Financial assets at fair value through profit or loss | Underlying asset including property prices
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	634	935
Cost or valuation: | Financial assets at fair value through profit or loss | Credit spreads | Discounted cash flows
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Debt securities	226	61
Cost or valuation: | Financial assets at fair value through profit or loss | Earnings multiple | Market approach
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	1,905	1,948
Cost or valuation: | Financial assets at fair value through other comprehensive income
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Financial assets available-for-sale	346	408
Cost or valuation: | Financial assets at fair value through other comprehensive income | Underlying asset including property prices
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Equity and venture capital investments	166	227
Cost or valuation: | Derivative assets
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Fair value assets	981	863
Cost or valuation: | Derivative assets | Interest rate volatility | Option pricing model
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Interest rate derivatives	981	863
Cost or valuation: | Level 3 | Financial liabilities at fair value, class
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Level 3 financial liabilities carried at fair value	1,419	1,415
Cost or valuation: | Level 3 | Financial assets at fair value, class
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Level 3 financial assets carried at fair value	16,373	16,179
Cost or valuation: | Discounted cash flows | Financial assets at fair value through profit or loss | Broker quotes | Underlying asset including property prices
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Unlisted equities, debt securities and property partnerships in the life funds	780	1,052
Cost or valuation: | Lead manager or broker quote/consensus pricing | Financial assets at fair value through other comprehensive income | Broker quotes | Lead manager or broker quote/consensus pricing
FINANCIAL INSTRUMENTS (Details) - Schedule of Sensitivity of Level 3 Valuations [Line Items]
Asset-backed securities	£ 180	£ 181